Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

January 31, 2020 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds - 86.22%			Corporate Bonds (continued)
Automotive - 0.49%			Basic Industry (continued)
Allison Transmission			Standard Industries
144A 5.875% 6/1/29 #	458,000	$501,065	144A 6.00% 10/15/25 #	925,000	$967,772
		501,065	Steel Dynamics
			5.50% 10/1/24	341,000	351,315
Banking - 3.63%			Tms International Holding
Ally Financial 8.00% 11/1/31	565,000	798,012	144A 7.25% 8/15/25 #	270,000	255,937
Credit Suisse Group			TPC Group
144A 6.25%#µy	550,000	607,735	144A 10.50% 8/1/24 #	470,000	486,255
Popular 6.125% 9/14/23	910,000	979,765
Royal Bank of Scotland Group					11,343,532
8.625%µy	1,005,000	1,087,184	Capital Goods - 6.88%
Synovus Financial			ARD Finance 144A PIK
5.90% 2/7/29 µ	195,000	209,620	6.50% 6/30/27 # ✤	400,000	413,240
			Ardagh Packaging Finance
		3,682,316	144A 6.00% 2/15/25 #	200,000	209,500
Basic Industry - 11.18%			Berry Global
Allegheny Technologies			144A 5.625% 7/15/27 #	550,000	585,076
5.875% 12/1/27	685,000	698,940	Bombardier
BMC East			144A 7.50% 3/15/25 #	270,000	259,875
144A 5.50% 10/1/24 #	505,000	521,622	144A 7.875% 4/15/27 #	100,000	94,997
Boise Cascade			EnPro Industries
144A 5.625% 9/1/24 #	400,000	416,166	5.75% 10/15/26	440,000	465,453
Chemours 7.00% 5/15/25	500,000	479,543	Gates Global
First Quantum Minerals			144A 6.25% 1/15/26 #	465,000	479,803
144A 6.875% 3/1/26 #	260,000	250,081	Granite US Holdings
144A 7.25% 4/1/23 #	330,000	327,594	144A 11.00% 10/1/27 #	255,000	267,839
144A 7.50% 4/1/25 #	405,000	399,769	Intertape Polymer Group
Freeport-McMoRan			144A 7.00% 10/15/26 #	510,000	540,777
5.45% 3/15/43	775,000	792,515	Mauser Packaging Solutions
Hudbay Minerals			Holding
144A 7.625% 1/15/25 #	510,000	519,988	144A 7.25% 4/15/25 #	760,000	758,092
IAMGOLD			TransDigm
144A 7.00% 4/15/25 #	190,000	196,254	144A 5.50% 11/15/27 #	250,000	252,000
Joseph T Ryerson & Son			144A 6.25% 3/15/26 #	600,000	648,224
144A 11.00% 5/15/22 #	740,000	778,845	Trivium Packaging Finance
Kraton Polymers			144A 5.50% 8/15/26 #	330,000	348,356
144A 7.00% 4/15/25 #	495,000	505,053	United Rentals North America
Lennar 5.00% 6/15/27	240,000	266,483	5.25% 1/15/30	460,000	494,661
M/I Homes			5.875% 9/15/26	430,000	458,498
144A 4.95% 2/1/28 #	765,000	789,863	6.50% 12/15/26	370,000	402,597
Mattamy Group			Zekelman Industries
144A 5.25% 12/15/27 #	510,000	535,500	144A 9.875% 6/15/23 #	279,000	294,171
New Enterprise Stone & Lime
144A 10.125% 4/1/22 #	420,000	441,131			6,973,159
Novelis			Consumer Cyclical - 6.45%
144A 5.875% 9/30/26 #	330,000	350,566	Albertsons
Olin			144A 4.875% 2/15/30 #	255,000	262,650
5.00% 2/1/30	630,000	642,443	AMC Entertainment Holdings
5.625% 8/1/29	350,000	369,897	6.125% 5/15/27	975,000	831,212

(continues) NQ-DPT-096 [1/20] 3/20 (1110401) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Cyclical (continued)			Energy (continued)
Boyd Gaming			Murphy Oil
144A 4.75% 12/1/27 #	970,000	$993,619	5.875% 12/1/27	745,000	$764,556
Golden Nugget			5.875% 12/1/42	280,000	262,762
144A 8.75% 10/1/25 #	348,000	366,534	NuStar Logistics
MGM Growth Properties			6.00% 6/1/26	630,000	664,067
Operating Partnership			Oasis Petroleum
5.75% 2/1/27	495,000	551,306	144A 6.25% 5/1/26 #	525,000	401,638
MGM Resorts International			PBF Holding
5.75% 6/15/25	335,000	374,299	144A 6.00% 2/15/28 #	245,000	251,150
Murphy Oil USA			PDC Energy 6.125% 9/15/24	83,000	83,449
4.75% 9/15/29	210,000	219,839	Precision Drilling
5.625% 5/1/27	700,000	754,493	144A 7.125% 1/15/26 #	840,000	800,392
Scientific Games International			Southwestern Energy
144A 7.25% 11/15/29 #	295,000	316,933	7.75% 10/1/27	890,000	740,947
144A 8.25% 3/15/26 #	725,000	787,984	Summit Midstream Holdings
Station Casinos			5.75% 4/15/25	495,000	382,182
144A 4.50% 2/15/28 #	535,000	535,514	Sunoco 6.00% 4/15/27	235,000	248,464
William Carter			Targa Resources Partners
144A 5.625% 3/15/27 #	510,000	544,261	5.375% 2/1/27	605,000	628,807
		6,538,644	5.875% 4/15/26	340,000	359,337
			Transocean
Consumer Non-Cyclical - 2.77%			144A 7.25% 11/1/25 #	355,000	335,471
JBS USA			144A 8.00% 2/1/27 #	405,000	377,480
144A 5.50% 1/15/30 #	250,000	270,463	144A 9.00% 7/15/23 #	460,000	495,643
144A 6.50% 4/15/29 #	335,000	375,823	WPX Energy
144A 6.75% 2/15/28 #	525,000	582,414	4.50% 1/15/30	170,000	171,270
JBS USA LUX			5.25% 10/15/27	500,000	523,425
144A 5.75% 6/15/25 #	75,000	77,881
Pilgrim’s Pride					10,767,505
144A 5.75% 3/15/25 #	465,000	478,757	Financial Services - 0.67%
Post Holdings			Nationstar Mortgage Holdings
144A 5.50% 12/15/29 #	490,000	519,645	144A 6.00% 1/15/27 #	170,000	173,323
Spectrum Brands			Springleaf Finance
144A 5.00% 10/1/29 #	485,000	505,371	5.375% 11/15/29	485,000	505,249
		2,810,354			678,572
Energy - 10.62%			Healthcare - 7.53%
Cheniere Corpus Christi			AMN Healthcare
Holdings 7.00% 6/30/24	830,000	962,879	144A 4.625% 10/1/27 #	505,000	511,488
Cheniere Energy Partners			Bausch Health
144A 4.50% 10/1/29 #	460,000	468,901	144A 5.50% 11/1/25 #	990,000	1,027,536
Crestwood Midstream			Catalent Pharma Solutions
Partners			144A 5.00% 7/15/27 #	165,000	173,993
144A 5.625% 5/1/27 #	535,000	539,721	Charles River Laboratories
DCP Midstream Operating			International
5.125% 5/15/29	505,000	533,709	144A 5.50% 4/1/26 #	905,000	964,796
Genesis Energy			CHS 144A 6.625% 2/15/25 #	510,000	516,467
6.50% 10/1/25	785,000	771,255	Eagle Holding II 144A PIK
			7.75% 5/15/22 # ❆	505,000	510,949

2 NQ-DPT-096 [1/20] 3/20 (1110401)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Healthcare (continued)			Media (continued)
Encompass Health			Cumulus Media New Holdings
4.75% 2/1/30	165,000	$171,905	144A 6.75% 7/1/26 #	495,000	$521,296
Hadrian Merger			Diamond Sports Group
144A 8.50% 5/1/26 #	550,000	566,691	144A 6.625% 8/15/27 #	520,000	487,162
HCA			Gray Television
5.375% 2/1/25	340,000	380,693	144A 7.00% 5/15/27 #	495,000	539,872
5.875% 2/1/29	600,000	708,810	LCPR Senior Secured
7.58% 9/15/25	230,000	274,275	Financing
Ortho-Clinical Diagnostics			144A 6.75% 10/15/27 #	255,000	270,144
144A 7.25% 2/1/28 #	500,000	510,065	Netflix
Tenet Healthcare			144A 4.875% 6/15/30 #	285,000	297,818
6.875% 11/15/31	210,000	217,423	144A 5.375% 11/15/29 #	145,000	158,092
8.125% 4/1/22	1,005,000	1,099,792	Nexstar Broadcasting
			144A 5.625% 7/15/27 #	830,000	876,189
		7,634,883	Radiate Holdco
Insurance - 3.48%			144A 6.625% 2/15/25 #	770,000	779,945
Centene			Sirius XM Radio
144A 4.625% 12/15/29 #	530,000	571,419	144A 5.375% 4/15/25 #	895,000	924,924
144A 5.375% 8/15/26 #	465,000	495,225	Terrier Media Buyer
GTCR AP Finance			144A 8.875% 12/15/27 #	420,000	433,650
144A 8.00% 5/15/27 #	330,000	350,740	VTR Finance
HUB International			144A 6.875% 1/15/24 #	345,000	353,482
144A 7.00% 5/1/26 #	865,000	893,091			12,022,011
SBL Holdings
144A 5.125% 11/13/26 #	420,000	432,700	Real Estate - 0.86%
USI 144A 6.875% 5/1/25 #	765,000	786,045	HAT Holdings I
			144A 5.25% 7/15/24 #	825,000	867,970
		3,529,220
					867,970
Media - 11.85%
Altice Financing			Services - 3.45%
144A 5.00% 1/15/28 #	310,000	305,043	Advanced Disposal Services
Altice Luxembourg			144A 5.625% 11/15/24 #	495,000	516,985
144A 10.50% 5/15/27 #	445,000	515,377	Clean Harbors
CCO Holdings			144A 5.125% 7/15/29 #	290,000	309,676
			Covanta Holding
144A 5.375% 6/1/29 #	465,000	497,852	6.00% 1/1/27	470,000	490,138
144A 5.50% 5/1/26 #	45,000	47,130	Prime Security Services
144A 5.75% 2/15/26 #	905,000	951,327	Borrower
144A 5.875% 5/1/27 #	275,000	290,368	144A 5.75% 4/15/26 #	940,000	993,462
Clear Channel Worldwide			144A 6.25% 1/15/28 #	715,000	710,084
Holdings			Staples
144A 9.25% 2/15/24 #	762,000	831,216	144A 10.75% 4/15/27 #	475,000	483,621
Connect Finco
144A 6.75% 10/1/26 #	705,000	747,300			3,503,966
CSC Holdings			Technology & Electronics - 5.62%
144A 5.75% 1/15/30 #	495,000	532,754	Banff Merger
6.75% 11/15/21	455,000	490,717	144A 9.75% 9/1/26 #	730,000	750,860
144A 7.50% 4/1/28 #	440,000	501,610	Camelot Finance
144A 7.75% 7/15/25 #	360,000	380,254	144A 4.50% 11/1/26 #	415,000	423,040
144A 10.875% 10/15/25 #	260,000	288,489	CDK Global 5.875% 6/15/26	681,000	724,822

(continues) NQ-DPT-096 [1/20] 3/20 (1110401) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Technology & Electronics (continued)			Transportation (continued)
CommScope Technologies			Stena International
144A 5.00% 3/15/27 #	120,000	$109,203	144A 6.125% 2/1/25 #	200,000	$205,750
144A 6.00% 6/15/25 #	370,000	354,046	VistaJet Malta Finance
Granite Merger 2			144A 10.50% 6/1/24 #	380,000	360,842
144A 11.00% 7/15/27 #	255,000	281,226			755,038
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	880,000	917,706	Utilities - 2.12%
RP Crown Parent			AES 5.125% 9/1/27	380,000	401,869
144A 7.375% 10/15/24 #	768,000	795,199	Calpine
SS&C Technologies			144A 5.25% 6/1/26 #	470,000	486,414
144A 5.50% 9/30/27 #	793,000	840,322	Vistra Operations
Verscend Escrow			144A 5.00% 7/31/27 #	241,000	247,784
144A 9.75% 8/15/26 #	460,000	501,412	144A 5.50% 9/1/26 #	564,000	587,870
			144A 5.625% 2/15/27 #	410,000	427,159
		5,697,836
Telecommunications - 7.88%					2,151,096
Altice Luxembourg			Total Corporate Bonds (cost $85,279,395)		87,447,180
144A 7.625% 2/15/25 #	475,000	495,045
C&W Senior Financing			Loan Agreements - 6.74%
144A 6.875% 9/15/27 #	433,000	465,939
144A 7.50% 10/15/26 #	200,000	216,265	Air Medical Group Holdings
			4/28/22 X	514,583	504,806
CenturyLink			Applied Systems 2nd Lien
144A 4.00% 2/15/27 #	305,000	307,156	8.945% (LIBOR03M +
144A 5.125% 12/15/26 #	730,000	750,075	7.00%) 9/19/25 •	949,290	977,373
Cincinnati Bell			Apro 5.842% (LIBOR03M +
144A 7.00% 7/15/24 #	565,000	592,549	4.00%) 10/28/26 •	272,222	274,604
Consolidated Communi-			Blue Ribbon 1st Lien 5.902%
cations 6.50% 10/1/22	545,000	521,497	(LIBOR03M + 4.00%)
Frontier Communications			11/15/21 •	161,356	142,195
144A 8.00% 4/1/27 #	971,000	1,015,326	BW Gas & Convenience
Sprint			Holdings 7.91%
7.125% 6/15/24	215,000	222,511	(LIBOR01M + 6.25%)
7.625% 3/1/26	190,000	198,645	11/18/24 •	259,000	260,944
7.875% 9/15/23	995,000	1,059,153	CEC Entertainment Tranche B
Sprint Capital			8.145% (LIBOR01M +
8.75% 3/15/32	175,000	194,136	6.50%) 8/17/26 •	254,363	245,221
T-Mobile USA			Chesapeake Energy Tranche A
6.00% 4/15/24	325,000	335,356	9.928% (LIBOR03M +
6.375% 3/1/25 =	320,000	0	8.00%) 6/24/24 •	489,000	489,611
6.50% 1/15/26	532,000	568,336	Granite Generation 5.44%
			(LIBOR03M + 2.75%)
6.50% 1/15/26 =	167,000	0	11/9/26 •	350,113	350,988
Vodafone Group
7.00% 4/4/79 µ	285,000	336,285	Granite US Holdings Tranche
			B 7.211% (LIBOR03M +
Zayo Group 6.375% 5/15/25	695,000	711,739	5.25%) 9/30/26 •	257,355	257,998
		7,990,013	Kronos 2nd Lien 10.159%
Transportation - 0.74%			(LIBOR03M + 8.25%)
Avis Budget Car Rental			11/1/24 •	498,000	511,695
144A 6.375% 4/1/24 #	182,000	188,446

4 NQ-DPT-096 [1/20] 3/20 (1110401)

(Unaudited)

	Principal	Value			Number of	Value
	amount°	(US $)			shares	(US $)
Loan Agreements (continued)			Short-Term Investments (continued)
LCPR Loan Financing 6.676%			Money Market Mutual Funds (continued)
(LIBOR03M + 5.00%)				Fidelity Investments Money
10/15/26 •	193,000	$195,895		Market Government
Merrill Communications				Portfolio - Class I
Tranche B 1st Lien 6.908%				(seven-day effective yield
(LIBOR03M + 5.00%)				1.46%)	1,508,457	$1,508,457
10/5/26 •	353,115	357,529		GS Financial Square
Panda Liberty Tranche B2				Government
8/21/20 X	263,000	254,863		Fund - Institutional Shares
Panther BF Aggregator 2 1st				(seven-day effective yield
Lien 5.16% (LIBOR01M +				1.46%)	1,508,457	1,508,457
3.50%) 4/30/26 •	234,413	236,217		Morgan Stanley Government
Prime Security Services				Portfolio - Institutional
Borrower Tranche B-1				Share Class (seven-day
5.013% (LIBOR01M +				effective yield 1.45%)	1,508,457	1,508,457
3.25%) 9/23/26 •	251,370	252,225		State Street Institutional US
Stars Group Holdings 5.445%				Government Money Market
(LIBOR03M + 3.50%)				Fund - Investor Class
7/10/25 •	223,172	224,905		(seven-day effective yield
Summit Midstream Partners				1.44%)	1,508,456	1,508,456
Holdings 7.645%
(LIBOR01M + 6.00%)			Total Short-Term Investments
5/13/22 •	210,827	198,045		(cost $7,542,284)		7,542,284
Terrier Media Buyer 12/17/26
X	499,000	503,990	Total Value of Securities - 100.40%
Vantage Specialty Chemicals				(cost $99,672,168)		101,828,891
2nd Lien 10.159%			Liabilities Net of Receivables and Other
(LIBOR03M + 8.25%)				Assets - (0.40%)		(407,581)
10/27/25 •	275,000	253,000	Net Assets Applicable to 13,898,517 Shares
Verscend Holding Tranche B				Outstanding - 100.00%		$101,421,310
6.145% (LIBOR01M +
4.50%) 8/27/25 •	344,707	347,323
			#	Security exempt from registration under Rule 144A of the Securities
Total Loan Agreements				Act of 1933, as amended. At Jan. 31, 2020, the aggregate value
(cost $6,848,673)		6,839,427		of Rule 144A securities was $59,508,645, which represents 58.67%
				of the Portfolio’s net assets.
Number of			✤ PIK. The first payment of cash and/or principal will be made on
	shares			June 30, 2020.
Common Stock - 0.00%			❆ PIK. 100% of the income received was in the form of cash.
Century Communications =†	60,000	0	=	The value of this security was determined using significant unobservable
				inputs and is reported as a Level 3 security.
Total Common Stock (cost $1,816)		0	°	Principal amount shown is stated in USD unless noted that the security
				is denominated in another currency.
Short-Term Investments - 7.44%			µ	Fixed to variable rate investment. The rate shown reflects the fixed
Money Market Mutual Funds - 7.44%				rate in effect at Jan. 31, 2020. Rate will reset at a future date.
BlackRock			y No contractual maturity date.
FedFund - Institutional			†	Non-income producing security.
Shares (seven-day effective			• Variable rate investment. Rates reset periodically. Rate shown reflects
yield 1.49%)	1,508,457	1,508,457		the rate in effect at Jan. 31, 2020. For securities based on a published
				reference rate and spread,the reference rate and spread are indicated
				intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,
				LIBOR06M,etc. ) used in this report are identical for different securities,

(continues) NQ-DPT-096 [1/20] 3/20 (1110401) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

but the underlying reference rates may differ due to the timing of		which are paying off over time. These securities do not indicate a
the reset period. Certain variable rate securities are not based on		reference rate and spread in their description above.
a published reference rate and spread but are determined by the	X	This loan will settle after Jan. 31, 2020, at which time the interest
issuer or agent and are based on current market conditions, or for		rate, based on the LIBOR and the agreed upon spread on trade date,
mortgage-backed securities,are impacted by the individual mortgages		will be reflected.

Unfunded Loan Commitments

The Portfolio may invest in floating rate loans. In connection with these investments, the Portfolio may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Jan. 31, 2020:

			Unrealized
			Appreciation
Borrower	Principal Amount	Value	(Depreciation)
Apro 2.00% (LIBOR03M+2.00%) 3/31/20	$77,778	78,458	$680

Summary of abbreviations:
GS - Goldman Sachs
ICE - Intercontinental Exchange
LIBOR - London Interbank Offered Rate
LIBOR01M - ICE LIBOR USD 1Month
LIBOR03M - ICE LIBOR USD 3Month
LIBOR06M - ICE LIBOR USD 6Month
PIK - Pay-in-kind
USD-USDollar

6 NQ-DPT-096 [1/20] 3/20 (1110401)